Shareholders' and Members' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Shareholders' and Members' Equity

8. Shareholders’ and Members’ Equity

Class A Common Stock

Brigham Minerals has approximately 22.0 million shares of its Class A common stock outstanding as of September 30, 2019. Holders of Class A common stock are entitled to one vote per share on all matters to be voted upon by the stockholders and are entitled to ratably receive dividends when and if declared by the Company’s board of directors. Upon liquidation, dissolution, distribution of assets or other winding up, the holders of Class A common stock are entitled to receive ratably the assets available for distribution to the stockholders after payment of liabilities.

Class B Common Stock

Brigham Minerals has approximately 28.8 million shares of its Class B common stock outstanding as of September 30, 2019. Holders of the Class B common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to Brigham Minerals’ stockholders for their vote or approval. Holders of Class B common stock generally do not have any right to receive dividends or distributions upon a liquidation or winding up of Brigham Minerals.

Earnings per Share

Basic earnings per share (“EPS”) measures the performance of an entity over the reporting period. Diluted earnings per share measures the performance of an entity over the reporting period while giving effect to all potentially dilutive common shares that were outstanding during the period. Brigham Minerals uses the “if-converted” method to determine the potential dilutive effect of exchanges of outstanding shares of Class B common stock (and corresponding Brigham LLC Units), and the treasury stock method to determine the potential dilutive effect of vesting of its outstanding RSAs, RSUs, PSUs and unvested Incentive Units. Brigham Minerals does not use the two-class method because the Class B common stock and the unvested share-based awards are nonparticipating securities. For the nine months ended September 30, 2019, the Incentive Units and shares of Class B common stock were not recognized in dilutive EPS calculations as the effect would have been antidilutive. For the nine months ended September 30, 2019, the RSAs were not recognized in dilutive EPS calculations as the effect would have been antidilutive. There were no shares of Class A or Class B common stock outstanding for the three and nine months ended September 30, 2018, therefore no earnings per share information has been presented for those periods.

For the nine months ended September 30, 2019, Brigham Minerals’ EPS calculation includes only its share of net income for the period subsequent to the IPO, and omits income or loss prior to the IPO. In addition, the basic weighted average shares outstanding calculation is based on the actual days in which the shares were outstanding from the IPO through September 30, 2019. The following table reflects the allocation of net income (loss) to common stockholders and EPS computations for the period indicated based on a weighted average number of common stock outstanding for the period:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands, except per share data)
Basic EPS
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders	$3,146	$—	$1,824	$—
Less: net income attributable to Brigham Minerals, Inc. shareholders pre-IPO	—	—	(848)	—

Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	$3,146	$—	$976	$—
Denominator:
Basic weighted average shares outstanding	21,838	—	13,299	—

Basic EPS attributable to Brigham Minerals, Inc. shareholders	$0.14	$—	$0.07	$—

Diluted EPS
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	3,146	—	976	—
Effect of time-based restricted stock awards	—	—	—	—

Diluted net income attributable to Brigham Minerals, Inc. shareholders	$3,146	$—	$976	$—
Denominator:
Basic weighted average shares outstanding	21,838	—	13,299	—
Effect of dilutive securities:
Time-based restricted stock awards	88	—	47	—

Diluted weighted average shares outstanding	21,926	—	13,346	—

Diluted EPS attributable to Brigham Minerals, Inc. shareholders	$0.14	$—	$0.07	$—

As of September 30, 2019, there were 753,546 shares related to PSUs (based on target), that could vest in the future dependent on predetermined performance goals. These units were not included in the computation of EPS for the three and nine months ended September 30, 2019, because the performance goals had not been met, assuming the end of the reporting period was the end of the contingency period.

9. Members’ Equity

Series A Units

On April 5, 2013, Brigham Resources received subscriptions to purchase 64,840,000 Series A Units at a price of $10 per unit. The Series A Units may be purchased within a five-year period from April 5, 2013 to April 5, 2018. Brigham Resources’ management had the right, subject to the approval of its Board of Directors and certain of its investors, to send notice to the Series A Unit holders specifying the need for additional capital. All outstanding Series A Units were sold prior to December 31, 2015. Series A Unit holders are entitled to one vote per share on voting matters and have certain rights with respect to distributions declared by Brigham Resources’ Board of Directors pursuant to a distribution waterfall set forth in the Brigham Resources LLC Agreement. The Series A Units have a liquidation preference equal to total invested capital, plus a 7% cumulative return, compounded daily.

Series A-M Units

Brigham Resources has authorized 460,000 Series A-M Units for issuance at a price of $10 per unit. On April 5, 2013, 160,000 Series A-M Units were issued in connection with the formation of Brigham Resources. The remaining 300,000 Series A-M Units were available for issuance to a related party if certain capital call funding thresholds were met (the “Contingent A-M Units”) and subject to achievement of certain time-based vesting conditions. During 2014, all 300,000 Contingent A-M Units were issued, and as of December 31, 2017, 100% of the Series A-M Units were vested. Series A-M Unit holders have no voting rights and have certain rights with respect to distributions declared by Brigham Resources’ Board of Directors pursuant to a distribution waterfall set forth in the Brigham Resources LLC Agreement. The Series A-M Units have a liquidation preference equal to the total invested capital, plus a 7% cumulative return, compounded daily.

Series A-Z Units

On May 8, 2015, Brigham Resources received subscriptions to purchase 41,176,471 Series A-Z Units at a price of $8.50 per unit. The Series A-Z Units were available to be issued at any time between May 8, 2015 and April 5, 2018. Brigham Resources’ management had the right, subject to the approval of its Board of Directors and certain of its investors, to send notice to the Series A-Z Unit holders specifying the need for additional capital (a “Series A-Z Capital Call”). During the years ended December 31, 2018 and 2017, Brigham Resources issued Series A-Z Capital Calls for gross proceeds of $45,999,995, representing the sale of 5,411,764 Series A-Z Units, and of $37,000,002, representing the sale of 4,352,941 Series A-Z Units, respectively. Series A-Z Unit holders are entitled to one vote per share on voting matters and have certain rights with respect to distributions declared by Brigham Resources’ Board of Directors pursuant to a distribution waterfall set forth in the Brigham Resources LLC Agreement. The Series A-Z Units have a liquidation preference equal to the total invested capital, plus a 7% cumulative return, compounded daily.

Restricted Units

Brigham Resources has authorized 120,000 restricted incentive units (“Restricted Units”) for issuance to management, independent directors, employees and consultants. The Restricted Units vest 20% upon issuance and 20% on each of the four anniversary dates following the date of issuance. The Restricted Units participate in certain distribution events following the sale, merger or other transaction involving Brigham Resources or its assets only after certain return thresholds are met by the holders of Series A Units, Series A-Z Units and Series A-M Units. There are eight classes of Restricted Units, including Series M-1, Series M-2, Series M-3 and Series M-4 (collectively, “Series M Units”) and Series Z-1, Series Z-2, Series Z-3 and Series Z-4 (collectively, “Series Z Units”). Brigham Resources is authorized to issue 10,000 units of each class of Series M Units and Series Z Units. A summary of the Restricted Units issued and outstanding is as follows:

	Series M Units
	M-1	M-2	M-3	M-4	Total
Beginning balance	7,520	7,520	7,520	7,520	30,080
2017 issuances	—	—	—	—	—
2017 forfeitures	—	—	—	—	—

Outstanding at December 31, 2017	7,520	7,520	7,520	7,520	30,080
2018 issuances	1,030	1,030	1,030	1,030	4,120
2018 forfeitures	—	—	—	—	—

Outstanding at December 31, 2018	8,550	8,550	8,550	8,550	34,200

	Series Z Units
	Z-1	Z-2	Z-3	Z-4	Total
Beginning balance	4,328	4,328	4,328	4,328	17,312
2017 issuances	—	—	—	—	—
2017 forfeitures	(15)	(15)	(15)	(15)	(60)

Outstanding at December 31, 2017	4,313	4,313	4,313	4,313	17,252
2018 issuances	485	485	485	485	1,940
2018 forfeitures	(105)	(105)	(105)	(105)	(420)

Outstanding at December 31, 2018	4,693	4,693	4,693	4,693	18,772

As of December 31, 2018, 7,726 of each class of Series M Units (30,904 total) and 3,808 of each class of Series Z Units (15,232 total) had vested. As of December 31, 2017, 7,520 of each class of Series M Units (30,080 total) and 2,596 of each class of Series Z Units (10,386 total) had vested. The Series M-1 Units were issued with a threshold value of $0.00; the Series M-2 Units were issued with a threshold value of $2.25; the Series M-3 Units were issued with a threshold value of $6.50; and the Series M-4 Units were issued with a threshold value of $14.00. The Series Z-1 Units were issued with a threshold value of $0.00; the Series Z-2 Units were issued with a threshold value of $1.91; the Series Z-3 Units were issued with a threshold value of $5.53; and the Series Z-4 Units were issued with a threshold value of $11.90. For all issuances, the allocation of total equity value remaining after giving effect to the liquidation preferences of the Series A Units, Series A-Z Units and Series A-M Units was determined to be zero on the date of issuance.

Brigham Resources used a third-party valuation specialist to assist management in its estimation of the grant-date fair value of the Incentive Units on the respective grant dates during 2013, 2015 and 2018. Brigham Resources used the Black-Scholes option pricing valuation model with the following weighted-average assumptions:

	Incentive Units
	2018 Awards	2015 Awards	2013 Awards
Expected volatility	28%	33%	40%
Expected dividend yield	—	—	—
Expected term (in years)	0.7	3.7	6.2
Risk-free interest rates	2.45%	1.07%	0.94%
Weighted-average grant date fair value per Incentive Unit	$10.04	$0.03	$1.51
Total grant date fair value (in thousands)	$3,558	$55	$1,248

In addition to the time-based vesting conditions discussed above, the awards could be earned upon the completion of an initial public offering or another liquidity event, considered a performance condition, which was not deemed probable and therefore no compensation expense was recognized prior to December 31, 2018. The total grant date fair value of the awards will be recognized in the future, upon the achievement of the performance condition.